Borrowings (Tables)	6 Months Ended
Jun. 30, 2022
Borrowings [Abstract]
Summary of Credit Facility	The following is the activity of the Company’s borrowings for the six months ended June 30, 2022:

(in USD ‘000)	2022
Borrowings as of January 1,	$25,733
Issuance of JGB convertible note	8,369
Transaction costs	(1,490)
Conversion of JGB convertible note	(906)
Interest expense	3,124
Interest paid	(1,907)

Borrowings as of June 30,	$32,923